Trade and other payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of trade and other payables
	Unaudited
	June 30, 2024	December 31, 2023
	US$	US$
Trade payables
- Non-related parties	331,541	528,865
	331,541	528,865

Other payables
- Amount due to shareholders	331,248	189,595
- Contract liabilities	1,133,784	2,077,358
- Amount due to directors	1,127,472	910,541
- Accruals and other payables	2,543,992	2,837,205
- Goods and services tax payable	22,596	6,340
- Withholding tax	12,845	10,655
	5,171,937	6,031,694

	5,503,478	6,560,559

	2023	2022
	US$	US$
Trade payables
- Non-related parties	528,865	525,588
	528,865	525,588

Other payables
- Amount due to shareholder	189,595	-
- Contract liabilities	2,077,358	2,162,274
- Amount due to directors	910,541	927,885
- Deposit from customers	-	19,411
- Accruals for operating expenses	2,837,205	645,861
- Goods and services tax payable	6,340	50
- Withholding tax	10,655	4,276
	6,031,694	3,759,757

	6,560,559	4,285,345